Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Douyu [Member]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Accrued payroll and welfare	163,309,115	136,429,979
Marketing cost	112,859,994	90,049,508
Payable for repurchase of ordinary shares	53,293,800	—
Deposits	30,566,743	26,579,209
Other tax payable	13,767,363	19,436,104
Others	18,550,109	25,003,182

Total	392,347,124	297,497,982